UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

May 31, 2011

1.832120.105

ITB-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
7.5% 11/15/16	$ 14,271,000	$ 18,498,784
7.875% 2/15/21	10,380,000	14,716,889
8.125% 8/15/19	12,639,000	17,832,845
8.5% 2/15/20	5,316,000	7,709,444
8.75% 5/15/17	11,637,000	16,079,064
8.75% 5/15/20	3,219,000	4,745,762
8.75% 8/15/20	7,956,000	11,774,880
8.875% 8/15/17	8,483,000	11,868,913
8.875% 2/15/19	10,328,000	15,001,420
9% 11/15/18	5,139,000	7,472,024
9.125% 5/15/18	5,361,000	7,744,549
U.S. Treasury Notes:
1.875% 8/31/17	39,893,000	39,257,185
1.875% 9/30/17	36,737,000	36,071,142
1.875% 10/31/17	38,604,000	37,834,931
2.25% 11/30/17	33,092,000	33,148,885
2.375% 7/31/17	32,931,000	33,445,547
2.375% 5/31/18	20,942,000	20,938,649
2.5% 6/30/17	28,840,000	29,542,975
2.625% 1/31/18	22,809,000	23,315,086
2.625% 4/30/18	39,516,000	40,207,530
2.625% 8/15/20	92,823,000	90,473,464
2.625% 11/15/20	92,822,000	90,001,047
2.75% 11/30/16	34,782,000	36,396,093
2.75% 5/31/17	28,104,000	29,228,160
2.75% 12/31/17	23,462,000	24,197,018
2.75% 2/28/18	26,850,000	27,619,843
2.75% 2/15/19	59,785,000	60,667,785
2.875% 3/31/18	36,452,000	37,739,193
3% 8/31/16	31,850,000	33,830,688
3% 9/30/16	34,200,000	36,302,753
3% 2/28/17	29,958,000	31,661,861
3.125% 10/31/16	37,787,000	40,319,900
3.125% 1/31/17	36,950,000	39,337,303
3.125% 4/30/17	30,520,000	32,417,978
3.125% 5/15/19	66,866,000	69,378,691
3.125% 5/15/21	33,538,000	33,747,613
3.25% 6/30/16	24,322,000	26,163,248
3.25% 7/31/16	31,225,000	33,576,617
3.25% 12/31/16	32,196,000	34,507,576
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 3/31/17	$ 31,296,000	$ 33,486,720
3.375% 11/15/19	71,579,000	75,079,643
3.5% 2/15/18	37,349,000	40,266,891
3.5% 5/15/20	84,186,000	88,487,063
3.625% 8/15/19	54,278,000	58,183,465
3.625% 2/15/20	85,995,000	91,564,552
3.625% 2/15/21	92,822,000	97,608,086
3.75% 11/15/18	59,612,000	64,888,616
3.875% 5/15/18	25,230,000	27,776,666
4% 8/15/18	29,451,000	32,619,280
4.25% 11/15/17	24,187,000	27,238,722
4.5% 5/15/17	17,982,000	20,503,688
4.625% 11/15/16	24,784,000	28,410,593
4.625% 2/15/17	21,713,000	24,893,607
4.75% 8/15/17	23,972,000	27,702,643
4.875% 8/15/16	22,034,000	25,504,355
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,919,174,291)		1,998,987,925
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,462,000)	$ 13,462,054	13,462,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,932,636,291)		2,012,449,925
NET OTHER ASSETS (LIABILITIES) - 0.4%		8,828,861
NET ASSETS - 100%		$ 2,021,278,786
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,462,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 404,355
HSBC Securities (USA), Inc.	2,426,127
Merrill Lynch, Pierce, Fenner & Smith, Inc.	638,707
Mizuho Securities USA, Inc.	7,278,381
Societe Generale	768,676
Wells Fargo Securities LLC	1,945,754
$ 13,462,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,932,586,088. Net unrealized appreciation aggregated $79,863,837, of which $85,139,009 related to appreciated investment securities and $5,275,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2011

1.832125.105

LBX-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.3%
	Principal Amount	Value
U.S. Treasury Obligations - 98.3%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 8,144,000	$ 7,195,990
3.875% 8/15/40	14,514,000	13,661,303
4.25% 5/15/39	10,263,000	10,344,786
4.25% 11/15/40	14,335,000	14,402,202
4.375% 2/15/38	5,029,000	5,198,729
4.375% 11/15/39	14,258,000	14,656,782
4.375% 5/15/40	14,162,000	14,544,799
4.375% 5/15/41	4,512,000	4,631,839
4.5% 2/15/36	8,134,000	8,614,410
4.5% 5/15/38	6,101,000	6,429,881
4.5% 8/15/39	11,719,000	12,306,778
4.625% 2/15/40	14,117,000	15,118,432
4.75% 2/15/37	4,757,000	5,222,292
4.75% 2/15/41	14,054,000	15,345,208
5% 5/15/37	4,728,000	5,386,965
5.25% 11/15/28	3,119,000	3,676,035
5.25% 2/15/29	3,164,000	3,730,059
5.375% 2/15/31	4,847,000	5,809,585
5.5% 8/15/28	2,606,000	3,158,553
6% 2/15/26	3,727,000	4,719,314
6.125% 11/15/27	5,475,000	7,060,182
6.125% 8/15/29	2,421,000	3,142,003
6.25% 8/15/23	6,175,000	7,946,453
6.25% 5/15/30	3,964,000	5,227,525
6.375% 8/15/27	1,965,000	2,594,107
6.5% 11/15/26	2,405,000	3,200,528
6.625% 2/15/27	2,025,000	2,729,953
6.75% 8/15/26	1,993,000	2,708,300
6.875% 8/15/25	2,932,000	4,007,220
7.125% 2/15/23	3,165,000	4,342,478
7.25% 8/15/22	2,756,000	3,806,295
7.5% 11/15/24	2,354,000	3,368,428
7.625% 11/15/22	1,604,000	2,277,930
7.625% 2/15/25	2,596,000	3,757,305
8% 11/15/21	4,828,000	6,956,091
8.125% 8/15/21	1,981,000	2,869,356
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $230,055,553)		240,148,096
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,470,000)	$ 2,470,010	$ 2,470,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $232,525,553)		242,618,096
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,664,817
NET ASSETS - 100%		$ 244,282,913
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,470,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 74,191
HSBC Securities (USA), Inc.	445,144
Merrill Lynch, Pierce, Fenner & Smith, Inc.	117,190
Mizuho Securities USA, Inc.	1,335,433
Societe Generale	141,036
Wells Fargo Securities LLC	357,006
$ 2,470,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $233,614,331. Net unrealized appreciation aggregated $9,003,765, of which $11,079,230 related to appreciated investment securities and $2,075,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2011

1.832122.105

STD-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
10.625% 8/15/15	$ 453,000	$ 627,087
11.25% 2/15/15	1,395,000	1,912,022
U.S. Treasury Notes:
0.375% 8/31/12	8,131,000	8,141,798
0.375% 9/30/12	8,233,000	8,243,612
0.5% 11/30/12	3,650,000	3,660,410
0.5% 5/31/13	2,511,000	2,512,766
0.5% 10/15/13	5,051,000	5,041,529
0.5% 11/15/13	6,638,000	6,620,887
0.625% 6/30/12	9,451,000	9,490,127
0.625% 7/31/12	8,591,000	8,628,886
0.625% 12/31/12	7,714,000	7,748,651
0.625% 1/31/13	7,468,000	7,500,381
0.625% 2/28/13	7,960,000	7,992,652
0.625% 4/30/13	3,351,000	3,363,164
0.75% 3/31/13	5,103,000	5,134,486
0.75% 8/15/13	7,403,000	7,440,592
0.75% 9/15/13	6,115,000	6,142,230
0.75% 12/15/13	4,788,000	4,803,336
1% 7/15/13	6,422,000	6,489,752
1% 1/15/14	4,873,000	4,916,019
1% 5/15/14	4,250,000	4,278,220
1.125% 12/15/12	8,599,000	8,704,811
1.125% 6/15/13	6,682,000	6,769,735
1.25% 2/15/14	5,008,000	5,083,511
1.25% 3/15/14	2,181,000	2,213,715
1.25% 4/15/14	6,051,000	6,137,983
1.25% 8/31/15	7,330,000	7,301,369
1.25% 9/30/15	7,387,000	7,345,448
1.25% 10/31/15	7,664,000	7,605,922
1.375% 9/15/12	7,869,000	7,980,276
1.375% 10/15/12	8,915,000	9,047,682
1.375% 11/15/12	8,778,000	8,913,445
1.375% 1/15/13	8,616,000	8,758,362
1.375% 2/15/13	9,467,000	9,627,863
1.375% 3/15/13	8,351,000	8,495,472
1.375% 5/15/13	7,822,000	7,962,874
1.375% 11/30/15	6,708,000	6,682,845
1.5% 7/15/12	6,649,000	6,743,024
1.5% 12/31/13	6,219,000	6,355,526
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 8/15/12	$ 7,406,000	$ 7,539,367
1.75% 4/15/13	7,602,000	7,790,302
1.75% 1/31/14	6,279,000	6,459,031
1.75% 3/31/14	6,134,000	6,310,353
1.75% 7/31/15	6,347,000	6,462,071
1.75% 5/31/16	8,114,000	8,138,099
1.875% 6/15/12	6,143,000	6,247,621
1.875% 2/28/14	4,807,000	4,961,728
1.875% 4/30/14	6,783,000	7,001,331
1.875% 6/30/15	5,418,000	5,549,641
2% 11/30/13	5,292,000	5,471,843
2% 1/31/16	7,171,000	7,322,265
2% 4/30/16	8,128,000	8,261,949
2.125% 11/30/14	9,264,000	9,620,812
2.125% 5/31/15	7,502,000	7,764,570
2.125% 12/31/15	3,275,000	3,366,598
2.125% 2/29/16	6,937,000	7,113,678
2.25% 5/31/14	6,284,000	6,556,468
2.25% 1/31/15	8,676,000	9,041,338
2.25% 3/31/16	8,204,000	8,450,120
2.375% 8/31/14	8,289,000	8,680,788
2.375% 9/30/14	8,744,000	9,158,658
2.375% 10/31/14	8,589,000	8,994,298
2.375% 2/28/15	9,171,000	9,595,159
2.375% 3/31/16	3,896,000	4,034,795
2.5% 3/31/13	4,132,000	4,291,470
2.5% 3/31/15	9,549,000	10,035,426
2.5% 4/30/15	8,458,000	8,883,539
2.625% 6/30/14	7,263,000	7,661,898
2.625% 7/31/14	7,585,000	8,004,542
2.625% 12/31/14	8,706,000	9,192,996
2.625% 2/29/16	3,504,000	3,674,000
2.625% 4/30/16	1,125,000	1,177,382
2.75% 2/28/13	3,694,000	3,847,966
2.75% 10/31/13	5,771,000	6,071,271
2.875% 1/31/13	2,922,000	3,045,043
3.125% 4/30/13	4,749,000	4,995,169
3.125% 8/31/13	5,089,000	5,383,607
3.125% 9/30/13	5,854,000	6,203,414
3.25% 5/31/16	3,806,000	4,096,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 11/30/12	$ 18,858,000	$ 19,724,300
3.375% 6/30/13	4,401,000	4,666,090
3.375% 7/31/13	4,732,000	5,027,381
3.5% 5/31/13	4,449,000	4,721,154
3.625% 12/31/12	3,583,000	3,769,567
3.625% 5/15/13	2,473,000	2,627,273
3.875% 10/31/12	2,802,000	2,944,398
3.875% 2/15/13	3,845,000	4,074,500
4% 11/15/12	3,868,000	4,076,508
4% 2/15/14	5,942,000	6,472,603
4% 2/15/15	6,357,000	7,032,927
4.125% 5/15/15	5,120,000	5,699,200
4.25% 8/15/13	6,286,000	6,802,137
4.25% 11/15/13	6,215,000	6,770,466
4.25% 8/15/14	5,310,000	5,877,506
4.25% 11/15/14	5,254,000	5,840,147
4.25% 8/15/15	5,978,000	6,699,096
4.375% 8/15/12	3,522,000	3,696,860
4.5% 11/15/15	4,820,000	5,462,790
4.5% 2/15/16	4,497,000	5,106,204
4.625% 7/31/12	3,382,000	3,554,137
4.75% 5/15/14	5,647,000	6,305,226
4.875% 6/30/12	2,783,000	2,922,041
5.125% 5/15/16	3,505,000	4,090,994
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $639,277,679)		652,838,789
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,689,000)	$ 1,689,007	$ 1,689,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $640,966,679)		654,527,789
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,856,912
NET ASSETS - 100%		$ 657,384,701
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,689,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 50,732
HSBC Securities (USA), Inc.	304,392
Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,135
Mizuho Securities USA, Inc.	913,177
Societe Generale	96,441
Wells Fargo Securities LLC	244,123
$ 1,689,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $641,038,583. Net unrealized appreciation aggregated $13,489,206, of which $13,605,774 related to appreciated investment securities and $116,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2011

1.802201.107

MON-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
6/7/11	0.20% (c)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
6/7/11	0.20 (c)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			50,000,000
Certificates of Deposit - 48.7%

London Branch, Eurodollar, Foreign Banks - 15.3%
Credit Agricole SA
8/1/11 to 10/5/11	0.35 to 0.42	273,000,000	273,000,000
Credit Industriel et Commercial
9/2/11	0.35	100,000,000	100,000,000
HSBC Bank PLC
8/29/11 to 5/10/12	0.38 to 0.55	94,000,000	94,000,000
ING Bank NV
7/1/11 to 8/11/11	0.27 to 0.31	317,000,000	317,000,000
National Australia Bank Ltd.
6/6/11 to 12/1/11	0.30 to 0.43	272,000,000	272,000,014
			1,056,000,014
New York Branch, Yankee Dollar, Foreign Banks - 33.4%
Bank of Montreal
9/1/11 to 6/6/12	0.30 to 0.50 (c)	249,000,000	249,000,000
Bank of Nova Scotia
6/11/12 to 6/15/12	0.30 to 0.33 (c)	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	312,000,000	312,000,000
BNP Paribas
11/18/11	0.39 (c)	25,000,000	25,000,000
BNP Paribas New York Branch
6/8/11 to 11/7/11	0.37 to 0.45	218,000,000	218,000,000
BNP Paribas SA
9/26/11	0.45 (c)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce New York Branch
9/13/11 to 5/17/12	0.30 to 0.50 (c)	201,000,000	201,000,000
Credit Suisse
7/25/11 to 9/2/11	0.25 to 0.27 (c)	71,000,000	71,000,000
Deutsche Bank
7/25/11	0.29 (c)	100,000,000	100,000,000
DnB NOR Bank ASA
8/4/11	0.26 (c)	24,000,000	24,000,000
Mizuho Corporate Bank Ltd.
6/1/11 to 6/2/11	0.18	43,000,000	43,000,000
Natexis Banques Populaires New York Branch
9/23/11	0.35	111,000,000	111,000,000
National Bank Canada
11/4/11	0.37 (c)	62,000,000	62,000,000
Natixis SA
6/22/11	2.01 (c)	40,000,000	40,000,000

	Yield (a)	Principal Amount	Value
Rabobank Nederland New York Branch
9/12/11 to 6/4/12	0.30 to 0.50% (c)	$ 205,000,000	$ 205,000,000
Royal Bank of Canada
6/1/12	0.64 (c)	75,000,000	75,000,000
Royal Bank of Scotland NV
8/2/11 to 8/8/11	0.31 to 0.32	98,000,000	98,000,000
Skandinaviska Enskilda Banken
6/6/11	0.35	10,000,000	10,000,000
Societe Generale
8/1/11	0.29	66,000,000	66,000,000
Sumitomo Mitsui Banking Corp.
6/1/11 to 6/9/11	0.18	44,000,000	44,000,000
Svenska Handelsbanken
6/24/11 to 11/3/11	0.30	58,000,000	58,000,876
Toronto-Dominion Bank New York Branch
1/12/12	0.28 (c)	19,000,000	19,000,000
UBS AG
7/11/11 to 7/21/11	0.30 to 0.31 (c)	145,000,000	145,000,000
			2,311,000,876
TOTAL CERTIFICATES OF DEPOSIT	3,367,000,890
Commercial Paper - 12.1%

ASB Finance Ltd.
3/30/12	0.33 (c)	18,000,000	17,998,485
Barclays Bank PLC/Barclays US CCP Funding LLC
8/15/11	0.32	12,000,000	11,992,000
BP Capital Markets PLC
6/7/11	0.33	7,000,000	6,999,615
Caisse d'Amort de la Dette Societe
11/4/11 to 5/25/12	0.27 to 0.31 (b)(c)	126,000,000	125,851,739
Comcast Corp.
6/10/11	0.40	34,000,000	33,996,600
Commerzbank U.S. Finance, Inc.
8/11/11	0.33	45,000,000	44,971,156
Commonwealth Bank of Australia
6/2/11 to 11/21/11	0.31 to 0.36 (c)	64,000,000	63,999,613
CVS Caremark Corp.
6/1/11	0.41 (c)	14,000,000	14,000,000
Danske Corp.
9/19/11	0.30	26,000,000	25,976,167
Devon Energy Corp.
6/20/11 to 7/1/11	0.25 to 0.27	18,000,000	17,996,694
DnB NOR Bank ASA
7/25/11	0.24 (c)	23,000,000	23,000,000
Natexis Banques Populaires U.S. Finance Co. LLC
7/1/11	0.45	56,000,000	55,979,000
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Nationwide Building Society
6/14/11	0.35%	$ 30,000,000	$ 29,996,208
Natixis US Finance Co. LLC
7/1/11	0.35 (c)	54,000,000	54,000,000
Royal Bank of Canada
11/23/11	0.30	28,000,000	27,959,167
Skandinaviska Enskilda Banken AB
6/7/11 to 7/6/11	0.30 to 0.34	46,000,000	45,991,378
Societe Generale North America, Inc.
6/15/11 to 9/1/11	0.28 to 0.31	66,000,000	65,973,003
Total Capital Canada Ltd.
9/15/11 to 9/16/11	0.40 to 0.43	25,000,000	24,968,851
Toyota Motor Credit Corp.
6/14/11	0.30	6,000,000	5,999,350
Verizon Communications, Inc.
7/14/11	0.41 (c)	34,000,000	34,000,000
Westpac Banking Corp.
9/12/11 to 10/7/11	0.29 to 0.45 (c)	101,000,000	100,971,675
Xerox Corp.
6/22/11	0.53	3,000,000	2,999,073
TOTAL COMMERCIAL PAPER	835,619,774
U.S. Treasury Obligations - 10.4%

U.S. Treasury Bills - 4.9%
6/2/11 to 9/29/11	0.15 to 0.23	340,000,000	339,921,160
U.S. Treasury Notes - 5.5%
7/31/11 to 12/31/11	0.13 to 0.31	378,000,000	379,739,098
TOTAL U.S. TREASURY OBLIGATIONS	719,660,258
Medium-Term Notes - 6.8%

Commonwealth Bank of Australia
2/10/12	0.35 (b)(c)	23,000,000	23,000,000
Metropolitan Life Global Funding I
7/1/11	2.30 (b)(c)	28,500,000	28,505,936
Metropolitan Life Insurance Co.
8/29/11	0.60 (c)(f)	5,000,000	5,000,000
Royal Bank of Canada
6/1/12 to 6/15/12	0.30 to 0.66 (b)(c)	158,750,000	158,750,000
6/5/12	0.27 (c)	71,000,000	70,972,491
Westpac Banking Corp.
2/23/12 to 6/15/12	0.26 to 0.32 (b)(c)	186,000,000	186,000,000
TOTAL MEDIUM-TERM NOTES	472,228,427
Asset-Backed Securities - 0.3%
		Yield (a)	Principal Amount	Value
GE Equipment Small Ticket LLC
	2/21/12	0.38% (b)	$ 16,189,959	$ 16,189,959
Municipal Securities - 1.6%

District of Columbia Rev. (World Wildlife Fund Proj.) Series 2010, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.17 (c)	11,015,000		11,015,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.20 (c)	19,245,000		19,245,000
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.18 (c)	6,000,000		6,000,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, LOC Bank of America NA, VRDN
6/1/11	0.15 (c)	17,245,000		17,245,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B3, LOC Bank of New York, New York, VRDN
6/7/11	0.14 (c)	3,660,000		3,660,000
Lower Merion School District Series 2009 B, LOC U.S. Bank NA, Minnesota, VRDN
6/7/11	0.17 (c)	3,900,000		3,900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
6/7/11	0.19 (c)	15,000,000		15,000,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.18 (c)	7,300,000		7,300,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.18 (c)(d)	10,830,000		10,830,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, LOC Fannie Mae, VRDN
6/7/11	0.16 (c)	4,000,000		4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.18 (c)	11,000,000		11,000,000
TOTAL MUNICIPAL SECURITIES			109,195,000
Repurchase Agreements - 19.5%
	Maturity Amount	Value
In a joint trading account at 0.15% dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 216,871,878	$ 216,871,000
With:
Barclays Capital, Inc. at:
0.32%, dated:
5/26/11 due 6/2/11 (Collateralized by Equity Securities valued at $4,369,760)	4,000,249	4,000,000
5/27/11 due:
6/2/11 (Collateralized by Equity Securities valued at $11,906,400)	11,000,587	11,000,000
6/3/11 (Collateralized by Equity Securities valued at $18,360,824)	17,001,058	17,000,000
0.33%, dated 5/31/11 due 6/7/11 (Collateralized by Equity Securities valued at $18,360,200)	17,001,091	17,000,000
0.42%, dated 5/10/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $14,043,604, 5.21%, 7/15/41)	13,004,398	13,000,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $24,733,105, 0.77% - 5.87%, 9/25/29 - 4/17/45)	23,233,194	23,000,000
9/9/10 due 9/6/11 (Collateralized by Mortgage Loan Obligations valued at $24,406,737, 0.77% - 5.45%, 12/15/16 - 3/11/39)	23,232,556	23,000,000
10/13/10 due 9/6/11 (Collateralized by Corporate Obligations valued at $16,596,006, 4.5% - 7.25%, 5/15/14 - 11/15/16)	15,151,250	15,000,000
BNP Paribas Securities Corp. at 0.22%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $2,100,014, 7.12%, 1/20/37)	2,000,012	2,000,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 12/1/10 due 6/6/11 (Collateralized by U.S. Government Obligations valued at $20,425,784, 5.5% - 6%, 8/1/36 - 5/1/38)	20,025,972	20,000,000
0.35%, dated 5/26/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $11,880,630, 1.06% - 8.86%, 12/21/12 - 4/25/47)	11,003,101	11,000,000

	Maturity Amount	Value
0.37%, dated 5/18/11 due 6/7/11 (Collateralized by U.S. Treasury Obligations valued at $5,400,778, 0.35% - 11.88%, 8/10/11 - 1/1/49)	$ 5,003,700	$ 5,000,000
0.41%, dated 3/7/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $12,958,901, 0% - 12.25%, 9/20/13 - 5/23/51)	12,012,573	12,000,000
Goldman Sachs & Co. at 0.23%, dated 5/25/11 due 6/1/11 (Collateralized by U.S. Treasury Obligations valued at $16,320,783, 1.13% - 4.25%, 12/15/11 - 9/30/12)	16,000,716	16,000,000
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $5,100,453, 3.68%, 8/1/40)	5,000,617	5,000,000
0.15%, dated:
4/14/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $33,669,145, 2.48% - 4.57%, 2/1/31 - 4/1/41)	33,012,375	33,000,000
5/18/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $10,205,164, 3.05% - 3.25%, 10/1/40)	10,003,833	10,000,000
5/24/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $10,202,180, 2.99%, 1/1/41)	10,003,833	10,000,000
0.3%, dated 5/9/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $9,454,025, 5.3% - 7.98%, 3/1/13 - 2/7/38)	9,002,250	9,000,000
J.P. Morgan Clearing Corp. at:
0.51%, dated 5/31/11 due 6/1/11 (Collateralized by Equity Securities valued at $104,350,907)	96,001,360	96,000,000
0.55%, dated 4/26/11 due 7/25/11 (Collateralized by Equity Securities valued at $42,414,634)	39,053,625	39,000,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $8,701,305)	8,026,144	8,000,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $37,020,088)	34,121,040	34,000,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $39,229,828)	36,132,750	36,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at:
0.2%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $123,600,174, 0% - 13.36%, 8/15/17 - 2/15/50)	$ 120,000,667	$ 120,000,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $12,977,534, 7.75% - 8.13%, 6/1/11 - 6/15/16)	12,043,800	12,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.26%, dated 5/31/11 due 6/1/11 (Collateralized by Equity Securities valued at $42,120,309)	39,000,282	39,000,000
0.61%, dated 5/31/11 due 6/1/11 (Collateralized by Mortgage Loan Obligations valued at $1,080,018, 0.36% - 7.57%, 8/25/33 - 5/25/35)	1,000,017	1,000,000
0.66%, dated 11/19/10 due 7/5/11 (Collateralized by Equity Securities valued at $18,360,349) (c)(e)	17,113,135	17,000,000
0.71%, dated 1/31/11 due 7/5/11 (Collateralized by Equity Securities valued at $37,677,255) (c)(e)	35,122,179	35,000,000
0.76%, dated 10/28/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $51,841,095, 0.41% - 5.5%, 2/25/35 - 3/25/37) (c)(e)	48,368,853	48,000,000
1%, dated 1/5/11 due 7/5/11 (Collateralized by Corporate Obligations valued at $18,360,510, 0.35% - 6%, 1/25/34 - 7/25/36)	17,171,889	17,000,000
Mizuho Securities USA, Inc. at:
0.13%, dated 6/1/11 due 6/7/11 (g)	21,002,730	21,000,000
0.41%, dated 5/10/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $13,678,006, 0.38% - 7.63%, 2/15/12 - 3/15/14)	13,005,034	13,000,000

	Maturity Amount	Value
0.42%, dated 5/3/11 due 6/6/11 (Collateralized by Corporate Obligations valued at $9,463,187, 0.38% - 7.63%, 4/15/12 - 4/15/25)	$ 9,003,570	$ 9,000,000
0.45%, dated 4/7/11 due 6/7/11 (Collateralized by Equity Securities valued at $10,956,302)	10,010,250	10,000,000
0.65%, dated 3/1/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $3,180,822, 0.38% - 5.75%, 2/15/12 - 12/1/29)	3,009,858	3,000,000
RBC Capital Markets Co. at:
0.31%, dated 5/5/11 due 6/6/11 (Collateralized by Corporate Obligations valued at $5,251,222, 0.4% - 5.8%, 3/3/12 - 1/8/20)	5,001,378	5,000,000
0.41%, dated 5/4/11 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $6,314,704, 0.64% - 6.03%, 5/25/35 - 10/25/37)	6,002,050	6,000,000
RBS Securities, Inc. at:
0.55%, dated 5/20/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $25,927,822, 0.37% - 5.61%, 10/25/12 - 7/25/36)	24,011,367	24,000,000
0.71%, dated 8/5/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $24,841,093, 0.34% - 5.15%, 2/25/34 - 9/25/36) (c)(e)	23,165,568	23,000,000
Royal Bank of Scotland PLC at 0.55%, dated 5/20/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $23,766,980, 0.62% - 4.78%, 5/25/16 - 12/25/35)	22,010,419	22,000,000
UBS Securities LLC at:
0.12%, dated 5/19/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $8,160,354, 4% - 5%, 5/20/39 - 1/15/41)	8,000,773	8,000,000
0.36%, dated 5/26/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $6,300,906, 3.5%, 4/15/12)	6,005,400	6,000,000
0.47%, dated 3/14/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $11,892,253, 3% - 9.38%, 1/15/15 - 10/1/16)	11,013,212	11,000,000
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $10,202,381, 5%, 5/1/26)	10,010,167	10,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at:
0.36%, dated:
4/11/11 due 6/7/11 (Collateralized by Commercial Paper Obligations valued at $9,345,212, 8/16/11 - 10/3/11)	$ 9,008,190	$ 9,000,000
5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $207,362,074, 7.5% - 15%, 5/1/14 - 9/15/20)	192,001,920	192,000,000
TOTAL REPURCHASE AGREEMENTS		1,346,871,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,916,765,308)	6,916,765,308
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,028,971)
NET ASSETS - 100%	$ 6,912,736,337
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $538,297,634 or 7.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.6%, 8/29/11	3/26/02	$ 5,000,000

(g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$216,871,000 due 6/01/11 at 0.15%
BNP Paribas Securities Corp.	$ 11,937,486
Bank of America NA	79,583,243
Barclays Capital, Inc.	24,538,166
Citibank NA	1,326,387
Citigroup Global Markets, Inc.	10,611,099
Credit Agricole Securities (USA), Inc.	5,305,550
Deutsche Bank Securities, Inc.	19,895,811
ING Financial Markets LLC	12,468,041
J.P. Morgan Securities, Inc.	2,652,775
Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,916,649
RBC Capital Markets Corp.	3,979,162
RBS Securities, Inc.	3,979,162
Societe Generale	2,410,078
UBS Securities LLC	11,937,486
Wells Fargo Securities LLC	10,329,905
$ 216,871,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $6,916,765,308.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011